Long-Term Debt - Torill Loan Facility (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2018	Apr. 30, 2013
Long-Term Debt
Credit facility amount		$ 20.0
Repayment of outstanding debt		$ 118.9
Torill Loan Facility
Long-Term Debt
Credit facility amount	$ 100.0
Repayment of outstanding debt	$ 60.0
Interest margin percentage	2.10%